FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping

The estimated fair values of the Company’s financial instruments, other than derivatives that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, at December 31, 2017 and 2016, are as follows:

	Fair Value	Level 1	Level 2
December 31, 2017:
Cash and cash equivalents (1)	$70,606	$70,606	$-
2017 Term Loan Facility	(550,689)	-	(550,689)
2017 Revolver Facility	(30,227)		(30,227)

December 31, 2016:
Cash and cash equivalents	$92,001	$92,001	$-
INSW Term Loan	(447,888)	-	(447,888)

(1) Includes non-current restricted cash of $10,579 at December 31, 2017.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following tables present information with respect to the fair values of derivatives reflected in the December 31, 2017 and 2016 balance sheets on a gross basis by transaction:

Fair Values of Derivative Instruments:

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
	Location	Amount	Location	Amount
December 31, 2017:
Derivatives designated as hedging instruments:
Interest rate caps:
Current portion	Prepaid expenses and other current assets	$16	Accounts payable, accrued expenses and other current liabilities	$-
Long-term portion	Other assets	886	Other liabilities	-
Total derivatives designated as hedging instruments		$902		$-

December 31, 2016:
Derivatives designated as hedging instruments:
Interest rate caps:
Long-term portion	Other assets	$-	Other liabilities	$-
Total derivatives designated as hedging instruments		$-		$-

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

The effect of cash flow hedging relationships recognized in other comprehensive income/(loss) excluding amounts reclassified from accumulated other comprehensive loss (effective portion), including hedges of equity method investees, for the years ended December 31, 2017, 2016 and 2015 follows:

For the year ended December 31,	2017	2016	2015
Interest rate swaps	$(1,132)	$(3,050)	$(9,721)
Interest rate caps	(8)	(2)	(472)
Total	$(1,140)	$(3,052)	$(10,193)

The effect of cash flow hedging relationships on the consolidated statements of operations is presented excluding hedges of equity method investees. The effect of the Company’s cash flow hedging relationships on the consolidated statement of operations for the years ended December 31, 2017, 2016 and 2015 is shown below:

	Statement of Operations
	Effective Portion of Gain/(Loss)
	Reclassified from Accumulated
	Other Comprehensive Loss		Ineffective Portion
		Amount of		Amount of
	Location	Gain/(Loss)	Location	Gain/(Loss)
For the year ended December 31, 2017:
Interest rate caps	Interest expense	$(131)	Interest expense	$-
Total		$(131)		$-

For the year ended December 31, 2016:
Interest rate caps	Interest expense	$(517)	Interest expense	$-
Total		$(517)		$-

For the year ended December 31, 2015:
Interest rate caps	Interest expense	$(2)	Interest expense	$-
Total		$(2)		$-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents the fair values, which are pre-tax, for assets and liabilities measured on a recurring basis (excluding investments in affiliated companies):

	Fair Value	Level 2
Assets/(Liabilities) at December 31, 2017
Derivative Assets (interest rate caps)	$902	$902	(1)

Assets/(Liabilities) at December 31, 2016
Derivative Assets (interest rate caps)	$-	$-	(1)

(1) For the interest rate cap, fair value is derived using valuation models that utilize the income valuation approach. These valuation models take into account contract terms such as maturity, as well as other inputs such as interest rate yield curves and creditworthiness of the counterparty and the Company.

Fair Value Measurements, Nonrecurring

The following table summarizes the fair values of assets for which an impairment charge was recognized for the year ended December 31, 2017:

				Impairment
Description	Fair Value	Level 2	Level 3	Charges
Crude Tankers - Vessels held and used (1) (2)	$147,584	$78,479	$69,105	$(85,626)
Product Carriers - Vessels held and used (1) (2)	$22,400	$22,400	$-	$(2,782)

(1) Aggregate pre-tax impairment charges of $7,346 related to one vessel in the Crude Tanker segment and two vessels in the Product Carriers segment and $81,062 related to twelve vessels in the International Crude Tanker segment were recorded during the three-month periods ended September 30, 2017 and December 31, 2017, respectively.

(2) The fair value measurements aggregating $67,979 at December 31, 2017 used to determine impairment for four vessels and fair value measurements aggregating $32,900 at September 30, 2017 used to determine impairment for three vessels were based upon a market approach, which considered the expected sales prices or scrap values of vessels obtained from vessel appraisals. Because sales of vessels occur somewhat infrequently the expected sales prices are considered to be Level 2. Fair value measurements aggregating $69,105 at December 31, 2017 used to determine the impairment for eight vessels were based on the income approach, which utilized cash flow projections consistent with the most recent projections of the Company and a discount rate equivalent to INSW's weighted average cost of capital. Because the Company uses its own cash flow projections, the cash flow projections are considered to be Level 3.